Income Statement Breakdown	12 Months Ended
Dec. 31, 2021
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Income Statement Breakdown	NOTE 32. INCOME STATEMENT BREAKDOWN Breakdown of: Interest Income, Fee Income and Net Income from Financial Instruments Measured at Fair Value through Profit or Loss are detailed in Schedule Q.